SEGMENTED REPORTING (Tables)	9 Months Ended
May 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At May 31, 2022	Assets	Liabilities

Canada	$13,882	$1,543
South Africa	44,364	361
	$58,246	$1,904

At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101
	$51,199	$31,726

Comprehensive Loss (Income) for the period ended	May 31, 2022	May 31, 2021

Canada	$8,354	$10,530
South Africa	1,698	(7,825)
	$10,052	$2,705